Expense Example (Invesco Balanced Risk Retirement Now Fund, Class Institutional, Invesco Balanced-Risk Retirement Now Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Balanced Risk Retirement Now Fund | Class Institutional, Invesco Balanced-Risk Retirement Now Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 56
3 Years	385
5 Years	737
10 Years	$ 1,730